Going concern	6 Months Ended
Jun. 30, 2016
Going concern [Abstract]
Going concern

3. Going concern

The financial statements at June 30, 2016, at Dec 31, 2015 and for the period from April 15, 2011 (date of inception), to June 30, 2016, have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the normal course of business.  The Company incurred an accumulated loss of $1,683,300 for the period from April 15, 2011 (date of inception), to June 30, 2016. It has not generated any revenues and no revenues are anticipated until we begin selling inventoried products. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern.

Management’s plans to support the Company in operation and to maintain its business strategy is to raise funds through public and private offerings and to rely on officers and directors to perform essential functions with minimal compensation.  If we do not raise all of the money we need from a public offering, we will have to find alternative sources, such as a private placement of securities, or loans from our officers, directors or others.  If we require additional cash and can’t raise it, we will either have to suspend operations until the cash is raised, or cease business entirely.

The accompanying financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.